United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-02-28

Date of Reporting Period: 2026-02-28

Item 1.	Reports to Stockholders

Federated Hermes MDT Small Cap
Core ETF
NYSE Arca | FSCC
Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes ETF Trust
This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$40	0.36%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in and solid stock selection among companies with depressed 1-year return and significant financing not required contributed to Fund relative performance.
  By sector, stock selection in Health Care, Financials and Industrials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., Powell Industries, Inc. and Primoris Services Corporation.
Top Detractors from Performance
  An underweight position in and weak stock selection among companies with significant external financing required detracted from Fund relative performance.
  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in MGP Ingredients, Inc., Helen of Troy Limited and Sprouts Farmers Market, Inc.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Small Cap Core ETF at NAV	23.04%	14.02%
Russell 3000® Index	17.02%	17.22%
Russell 2000® Index	23.34%	12.12%
Morningstar Small Blend Funds Category Average	17.85%	9.62%
[1]	Commenced operations on July 31, 2024.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$153,556,036
Number of Investments	302
Portfolio Turnover	74%
Total Advisory Fees Paid	$149,215
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L602
Q456866-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value ETF
NYSE Arca | FLCV
Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes ETF Trust
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$35	0.32%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with solid one-year returns, very high analyst conviction and low structural earnings contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A), Interactive Brokers Group, Inc. (Class A) and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  Weak stock selection among companies with attractive valuations and negative analyst conviction detracted from Fund relative performance.
  By sector, unfavorable stock selection in Materials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included overweight positions in Advance Auto Parts, Inc. and PVH Corp. and an underweight position in Walmart, Inc.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Value ETF at NAV	15.80%	18.08%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Value Index	18.36%	16.43%
Morningstar Large Value Funds Category Average	17.00%	15.18%
[1]	Commenced operations on July 31, 2024.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$71,159,328
Number of Investments	126
Portfolio Turnover	68%
Total Advisory Fees Paid	$142,252
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes MDT Small Cap Core ETF
CUSIP 31423L701
Q456855-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth ETF
NYSE Arca | FLCG
Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes ETF Trust
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$41	0.39%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies with higher forecasted growth values relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Consumer Discretionary and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc., GE Vernova Inc. and Viking Holdings Ltd.
Top Detractors from Performance
  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.
  By sector, stock selection in Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance were an overweight position in Nutanix, Inc. (Class A), Fortinet, Inc. and GoDaddy, Inc. (Class A).
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Growth ETF at NAV	11.67%	16.82%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Growth Index	14.78%	18.18%
Morningstar Large Growth Funds Category Average	12.86%	15.83%
[1]	Commenced operations on July 31, 2024.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$399,963,970
Number of Investments	95
Portfolio Turnover	68%
Total Advisory Fees Paid	$968,611
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes MDT Large Cap Value ETF
CUSIP 31423L800
Q456870-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Federated Hermes MDT Large Cap
Core ETF
NYSE Arca | FLCC
Annual Shareholder Report | February 28, 2026
A Portfolio of Federated Hermes ETF Trust
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$31	0.29%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in companies with depressed prices and no significant financing required contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., Five Below, Inc. and Elanco Animal Health, Inc.
Top Detractors from Performance
  Poor stock selection among companies with flat or improving earnings to price ratios and neutral to high analyst conviction detracted from Fund relative performance.
  By sector, stock selection in Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Nutanix, Inc. (Class A), Adobe Inc. and GoDaddy, Inc. (Class A).
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Core ETF at NAV	13.14%	17.26%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Index	16.73%	17.49%
Morningstar Large Blend Funds Category Average	15.30%	15.32%
[1]	Commenced operations on July 31, 2024.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$61,418,758
Number of Investments	150
Portfolio Turnover	72%
Total Advisory Fees Paid	$112,748
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
Federated Hermes MDT Large Cap Growth ETF
CUSIP 31423L503
Q456861-A (4/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $331,813

Fiscal year ended 2025 - $259,903

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,698 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $565,918

Fiscal year ended 2025 - $132,673

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
February 28, 2026

NYSE Arca | FLCC

Federated Hermes MDT Large Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—9.2%
11,353		Alphabet, Inc., Class A	$ 3,539,411
6,219		Fox Corp.	350,379
1,163		Meta Platforms, Inc.	753,833
3,716	[1]	Netflix, Inc.	357,628
3,670	[1]	Pinterest, Inc.	62,867
1,597	[1]	Reddit, Inc.	232,859
13,476	[1]	Trade Desk, Inc./The	320,998
4,614	[1]	ZoomInfo Technologies, Inc.	28,653
		TOTAL	5,646,628
		Consumer Discretionary—10.1%
16,237		Advance Auto Parts, Inc.	863,321
5,640	[1]	Amazon.com, Inc.	1,184,400
65		Booking Holdings, Inc.	275,558
552	[1]	Deckers Outdoor Corp.	64,733
2,374		eBay, Inc.	215,702
1,546		Expedia Group, Inc.	333,457
1,594	[1]	Five Below, Inc.	356,307
2,498		General Motors Co.	196,618
2,999	[1]	Lululemon Athletica, Inc.	555,325
489		Murphy USA, Inc.	191,072
1,463	[1]	O’Reilly Automotive, Inc.	137,346
14		PVH Corp.	960
918	[1]	Tesla, Inc.	369,504
920		TJX Cos., Inc.	148,727
219	[1]	Ulta Beauty, Inc.	149,969
14,103	[1]	Viking Holdings Ltd.	1,100,316
432		Yum! Brands, Inc.	72,645
		TOTAL	6,215,960
		Consumer Staples—4.6%
714		Costco Wholesale Corp.	721,704
1,434	[1]	Dollar Tree, Inc.	181,372
2,720		Kimberly-Clark Corp.	303,117
2,403		Kroger Co.	163,981
11,384	[1]	Maplebear, Inc.	427,014
3,487		Philip Morris International, Inc.	651,476
2,811		WalMart, Inc.	359,667
		TOTAL	2,808,331
		Energy—2.5%
2,149		Cheniere Energy, Inc.	506,584
2,484		EOG Resources, Inc.	308,215
266		Marathon Petroleum Corp.	52,724
565		Phillips 66	87,196
1,124		Targa Resources, Inc.	265,039
1,641		Weatherford International PLC	173,060
1,725		Williams Cos., Inc.	128,892
		TOTAL	1,521,710
		Financials—13.6%
1,940		Ameriprise Financial, Inc.	912,033
1,067	[1]	Arch Capital Group Ltd.	106,860
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
7,563		Bank of New York Mellon Corp.	$ 900,753
536		Cboe Global Markets, Inc.	160,650
25,388	[1]	Fiserv, Inc.	1,581,419
4,772		Interactive Brokers Group, Inc., Class A	339,719
39		Mastercard, Inc.	20,171
1,422		Morgan Stanley	236,777
5,187		Northern Trust Corp.	742,208
7,658		Prudential Financial, Inc.	753,394
7,899		State Street Corp.	1,015,969
1,239		The Hartford Insurance Group, Inc.	174,488
3,797		The Travelers Cos., Inc.	1,171,906
3,392		Virtu Financial, Inc.	140,463
7,273		Western Union Co.	70,039
		TOTAL	8,326,849
		Health Care—10.9%
5,801		AbbVie, Inc.	1,346,296
1,274	[1]	Align Technology, Inc.	242,187
168	[1]	Alnylam Pharmaceuticals, Inc.	55,931
1,101		Amgen, Inc.	427,364
189	[1]	Biogen, Inc.	36,254
1,168		Cardinal Health, Inc.	267,741
1,218		Cencora, Inc.	453,267
18,891	[1]	Elanco Animal Health, Inc.	498,722
425		Eli Lilly & Co.	447,096
278		Gilead Sciences, Inc.	41,408
841		Humana, Inc.	160,244
3,273	[1]	Illumina, Inc.	440,088
3,230	[1]	Incyte Genomics, Inc.	327,102
1,006	[1]	Moderna, Inc.	53,891
735		Regeneron Pharmaceuticals, Inc.	574,528
429		Teleflex, Inc.	52,364
3,534		UnitedHealth Group, Inc.	1,036,416
717	[1]	Veeva Systems, Inc.	130,501
257	[1]	Vertex Pharmaceuticals, Inc.	127,685
		TOTAL	6,719,085
		Industrials—11.1%
112		3M Co.	18,516
832		Allegion PLC	134,077
3,135		Allison Transmission Holdings, Inc.	392,815
274		Curtiss-Wright Corp.	191,890
836		Emerson Electric Co.	126,027
3,297		GE Aerospace	1,128,431
1,441		GE Vernova, Inc.	1,258,857
211		General Dynamics Corp.	75,337
1,746		Johnson Controls International PLC	251,948
382		Lennox International, Inc.	217,717
296		Lockheed Martin Corp.	194,792
899		Manpower, Inc.	25,145
1,753		Masco Corp.	125,550
1,348		Paycom Software, Inc.	169,619
590		Ryder System, Inc.	130,720
4,572		Southwest Airlines Co.	225,217
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
646		Trane Technologies PLC	$ 298,659
8,753	[1]	Uber Technologies, Inc.	660,151
312	[1]	United Airlines Holdings, Inc.	33,166
10,611		Veralto Corp.	1,033,830
557		Vertiv Holdings Co.	141,974
		TOTAL	6,834,438
		Information Technology—31.7%
2,526		Accenture PLC	527,227
3,833	[1]	Adobe, Inc.	1,005,818
429		Analog Devices, Inc.	152,634
13,034		Apple, Inc.	3,443,322
2,441	[1]	Arista Networks, Inc.	325,874
497	[1]	Atlassian Corp. PLC	37,340
4,744		Broadcom, Inc.	1,515,945
338	[1]	Cadence Design Systems, Inc.	101,873
1,953	[1]	Cirrus Logic, Inc.	275,607
2,635		Cisco Systems, Inc.	209,377
699		Dell Technologies, Inc.	103,508
6,393	[1]	DXC Technology Co.	80,488
2,894	[1]	Enphase Energy, Inc.	122,329
649	[1]	EPAM Systems, Inc.	91,509
704	[1]	Fortinet, Inc.	55,637
1,881	[1]	Gartner, Inc., Class A	295,693
3,338	[1]	GoDaddy, Inc.	290,940
4,701		Hewlett Packard Enterprise Co.	100,930
116	[1]	HubSpot, Inc.	30,683
1,112		Intuit, Inc.	454,841
2,866	[1]	Kyndryl Holdings, Inc.	35,338
607		Lam Research Corp.	141,971
129	[1]	Lumentum Holdings, Inc.	90,417
1,146		Micron Technology, Inc.	472,576
7,400		Microsoft Corp.	2,906,276
3,322		NetApp, Inc.	328,978
18,368		NVIDIA Corp.	3,254,626
827		Oracle Corp.	120,246
4,937	[1]	Palantir Technologies, Inc.	677,307
1,928	[1]	Palo Alto Networks, Inc.	287,118
2,677		Pegasystems, Inc.	117,065
3,164		Qualcomm, Inc.	450,427
4,588		Salesforce, Inc.	893,697
3,181		Skyworks Solutions, Inc.	189,524
125	[1]	Tyler Technologies, Inc.	44,336
315		Western Digital Corp.	88,106
1,374	[1]	Workday, Inc.	183,786
		TOTAL	19,503,369
		Materials—2.8%
1,719		Alcoa Corp.	106,715
13,894		Celanese Corp.	693,866
2,171		FMC Corp.	32,001
1,709		Mosaic Co./The	47,579
4,020		Newmont Corp.	522,600
1,495		PPG Industries, Inc.	184,289
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
549		Steel Dynamics, Inc.	$ 106,028
		TOTAL	1,693,078
		Real Estate—1.2%
509	[1]	CBRE Group, Inc.	75,159
1,668		Gaming and Leisure Properties, Inc.	81,582
12,084		Kilroy Realty Corp.	360,345
289		Simon Property Group, Inc.	58,913
416		Welltower, Inc.	86,162
871		WP Carey, Inc.	65,020
		TOTAL	727,181
		Utilities—1.8%
408		American Electric Power Co., Inc.	54,598
662		DTE Energy Co.	98,135
2,362		Duke Energy Corp.	309,068
5,278		Edison International	394,478
3,692		Exelon Corp.	182,643
655		WEC Energy Group, Inc.	76,609
		TOTAL	1,115,531
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $59,657,244)[2]	61,112,160
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	306,598
		NET ASSETS—100%	$61,418,758

1	Non-income-producing security.
2	The cost of investments for federal tax purposes amounts to $59,826,788.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.64	$25.23
Income From Investment Operations:
Net investment income[2]	0.23	0.16
Net realized and unrealized gain (loss)	3.53	3.30
Total from Investment Operations	3.76	3.46
Less Distributions:
Distributions from net investment income	(0.16)	(0.05)
Net Asset Value, End of Period	$32.24	$28.64
Total Return[3]	13.14%	13.74%
Ratios to Average Net Assets:
Net expenses[4]	0.29%	0.29%[5]
Net investment income	0.75%	0.95%[5]
Expense waiver/reimbursement[6]	0.11%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,419	$18,042
Portfolio turnover[7]	72%	31%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investment in securities, at value (identified cost $59,657,244)	$61,112,160
Cash	283,276
Income receivable	36,982
Total Assets	61,432,418
Liabilities:
Payable for investment adviser fee (Note 5)	$8,346
Payable for share registration costs	5,314
TOTAL LIABILITIES	13,660
Net assets for 1,905,000 shares outstanding	$61,418,758
Net Assets Consist of:
Paid-in capital	$63,905,428
Total distributable earnings (loss)	(2,486,670)
NET ASSETS	$61,418,758
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$61,418,758 ÷ 1,905,000 shares outstanding, no par value, unlimited shares authorized	$32.24
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Operations
Year Ended February 28, 2026

Investment Income:
Dividends	$418,860
Expenses:
Investment adviser fee (Note 5)	$156,995
Share registration costs	5,964
TOTAL EXPENSES	162,959
Waiver of investment adviser fee (Note 5)	(44,247)
Net expenses	118,712
Net investment income	300,148
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(3,937,845)
Net realized gain on in-kind redemptions	6,299,468
Net change in unrealized depreciation of investments	1,536,671
Net realized and unrealized gain (loss) on investments and In-kind redemptions	3,898,294
Change in net assets resulting from operations	$4,198,442
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Year Ended February 28	2026	2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$300,148	$36,198
Net realized gain	2,361,623	321,420
Net change in unrealized appreciation/depreciation	1,536,671	(81,755)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,198,442	275,863
Distribution to Shareholders	(250,767)	(19,692)
Share Transactions:
Proceeds from sale of shares	81,940,941	23,638,028
Cost of shares redeemed	(42,511,862)	(5,852,195)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,429,079	17,785,833
Change in net assets	43,376,754	18,042,004
Net Assets:
Beginning of period	18,042,004	—
End of period	$61,418,758	$18,042,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Notes to Financial Statements
February 28, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $44,247 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information
10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Shares sold	2,655,000	840,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,380,004)	(210,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,274,996	630,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net realized loss, wash sale and real estate investment trust adjustments on securities redeemed in-kind.
For the year ended February 28, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$6,120,768	$(6,120,768)
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended February 28, 2026 and period ended February 28, 2025, was as follows:
	2026	2025
Ordinary income	$250,767	$19,692
As of February 28, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$65,887
Net unrealized appreciation	$1,285,372
Capital loss carryforwards	$(3,837,929)
TOTAL	$(2,486,670)
At February 28, 2026, the cost of investments for federal tax purposes was $59,826,788. The net unrealized appreciation of investments for federal tax purposes was $1,285,372. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,479,749 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,194,377. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information
11

As of February 28, 2026, the Fund had a capital loss carryforward of $3,837,929 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,795,850	$42,079	$3,837,929
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2026, the Adviser voluntarily waived $44,247 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the year ended February 28, 2026, were as follows:
Purchases	$29,019,475
Sales	$32,010,096
Additionally, there were purchases and sales of $81,517,540 and $39,255,853, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION AND CREDIT RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Financial Statements and Additional Information
12

Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the year ended February 28, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended February 28, 2026, 99.7% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 28, 2026, 99.9% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
13

Report of Independent Registered Public Accounting Firm
TO THE SHareHOLDERS OF FEDERATED HERMES MDT LARGE CAP CORE ETF AND THE BOARD OF TRUSTEES OF FEDERATED HERMES ETF TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Core ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from July 31, 2024 (commencement of operations) to February 28, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 31, 2024 to February 28, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period from July 31, 2024 to February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
April 23, 2026
Annual Financial Statements and Additional Information
14

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information
15

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
16

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of certain other Federated Hermes Funds that are advised by the Adviser and the Fund’s proposed portfolio managers. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
Annual Financial Statements and Additional Information
17

Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’
Annual Financial Statements and Additional Information
18

administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
19

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L503
Q456861 (4/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
February 28, 2026

NYSE Arca | FLCG

Federated Hermes MDT Large Cap Growth ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—11.8%
90,705		Alphabet, Inc., Class A	$ 28,278,191
15,644		Meta Platforms, Inc.	10,140,128
47,108	[1]	Netflix, Inc.	4,533,674
26,654	[1]	Pinterest, Inc.	456,583
7,744	[1]	Reddit, Inc.	1,129,153
112,963	[1]	Trade Desk, Inc./The	2,690,779
27,569	[1]	ZoomInfo Technologies, Inc.	171,203
		TOTAL	47,399,711
		Consumer Discretionary—12.1%
10,981	[1]	Airbnb, Inc.	1,483,643
54,753	[1]	Amazon.com, Inc.	11,498,130
73	[1]	AutoZone, Inc.	274,157
820		Booking Holdings, Inc.	3,476,267
500		Domino’s Pizza, Inc.	201,255
1,995	[1]	Duolingo, Inc.	201,495
8,190		eBay, Inc.	744,144
21,826	[1]	Five Below, Inc.	4,878,766
18,654	[1]	Lululemon Athletica, Inc.	3,454,161
1,566		Murphy USA, Inc.	611,899
57	[1]	O’Reilly Automotive, Inc.	5,351
5,347	[1]	SharkNinja, Inc.	656,986
22,734	[1]	Tesla, Inc.	9,150,662
1,593		TJX Cos., Inc.	257,525
2,719	[1]	Ulta Beauty, Inc.	1,861,944
119,661	[1]	Viking Holdings Ltd.	9,335,951
5,537	[1]	Wayfair, Inc.	422,639
		TOTAL	48,514,975
		Consumer Staples—2.0%
6,615		Costco Wholesale Corp.	6,686,376
29,938	[1]	Maplebear, Inc.	1,122,974
		TOTAL	7,809,350
		Energy—0.2%
7,657		Weatherford International PLC	807,507
		Financials—6.9%
16,710		Ameriprise Financial, Inc.	7,855,705
16,565		Bank of New York Mellon Corp.	1,972,892
166,085	[1]	Fiserv, Inc.	10,345,435
8,315		Mastercard, Inc.	4,300,601
702		Moody’s Corp.	335,268
396		MSCI, Inc., Class A	226,445
93,405	[1]	StoneCo Ltd.	1,569,204
2,081		Visa, Inc., Class A	666,211
49,259		Western Union Co.	474,364
		TOTAL	27,746,125
		Health Care—8.6%
40,245		AbbVie, Inc.	9,340,060
7,325	[1]	Align Technology, Inc.	1,392,483
2,310	[1]	Alnylam Pharmaceuticals, Inc.	769,045
6,683		Amgen, Inc.	2,594,073
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,828		Cardinal Health, Inc.	$ 648,262
1,901		Cencora, Inc.	707,438
8,570		Eli Lilly & Co.	9,015,554
13,314	[1]	Illumina, Inc.	1,790,200
13,743	[1]	Incyte Genomics, Inc.	1,391,754
1,614	[1]	Intuitive Surgical, Inc.	812,665
3,497		Regeneron Pharmaceuticals, Inc.	2,733,500
11,553	[1]	Veeva Systems, Inc.	2,102,762
2,071	[1]	Vertex Pharmaceuticals, Inc.	1,028,935
		TOTAL	34,326,731
		Industrials—8.1%
1,191		Acuity, Inc.	359,194
32,444		Allison Transmission Holdings, Inc.	4,065,233
963		Cintas Corp.	193,688
16,612		GE Aerospace	5,685,623
9,453		GE Vernova, Inc.	8,258,141
8,361		Paycom Software, Inc.	1,052,064
8,423		Southwest Airlines Co.	414,917
3,740		Trane Technologies PLC	1,729,077
65,904	[1]	Uber Technologies, Inc.	4,970,480
54,375		Veralto Corp.	5,297,756
1,085		Vertiv Holdings Co.	276,556
		TOTAL	32,302,729
		Information Technology—49.1%
19,529	[1]	Adobe, Inc.	5,124,605
117		Amphenol Corp., Class A	17,089
164,763		Apple, Inc.	43,527,089
2,752	[1]	AppLovin Corp.	1,196,487
24,026	[1]	Arista Networks, Inc.	3,207,471
7,739	[1]	Atlassian Corp. PLC	581,431
1,010	[1]	Autodesk, Inc.	248,329
55,551		Broadcom, Inc.	17,751,322
1,066	[1]	Cadence Design Systems, Inc.	321,292
2,465	[1]	Crowdstrike Holdings, Inc.	916,931
10,441		Dell Technologies, Inc.	1,546,103
498	[1]	Enphase Energy, Inc.	21,050
5,196	[1]	EPAM Systems, Inc.	732,636
5,157	[1]	Fortinet, Inc.	407,558
14,406	[1]	Gartner, Inc., Class A	2,264,623
21,511	[1]	GoDaddy, Inc.	1,874,899
1,039	[1]	HubSpot, Inc.	274,826
11,438		Intuit, Inc.	4,678,485
613		KLA Corp.	934,549
3,203		Lam Research Corp.	749,150
1,510	[1]	Lumentum Holdings, Inc.	1,058,374
89,191		Microsoft Corp.	35,028,873
2,644	[1]	MongoDB, Inc.	868,475
16,642		NetApp, Inc.	1,648,057
286,703		NVIDIA Corp.	50,800,905
9,214		Oracle Corp.	1,339,716
51,284	[1]	Palantir Technologies, Inc.	7,035,652
20,261	[1]	Palo Alto Networks, Inc.	3,017,268
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
18,151		Pegasystems, Inc.	$ 793,743
6,268		Qualcomm, Inc.	892,312
26,695		Salesforce, Inc.	5,199,919
820	[1]	Tyler Technologies, Inc.	290,846
11,417	[1]	Workday, Inc.	1,527,138
4,131	[1]	Zscaler, Inc.	607,216
		TOTAL	196,484,419
		Materials—0.7%
53,635		Celanese Corp.	2,678,532
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $383,155,488)[2]	398,070,079
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	1,893,891
		NET ASSETS—100%	$399,963,970

1	Non-income-producing security.
2	The cost of investments for federal tax purposes amounts to $384,587,472.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.07	$24.52
Income From Investment Operations:
Net investment income[2]	0.03	0.03
Net realized and unrealized gain (loss)	3.25	3.54
Total from Investment Operations	3.28	3.57
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)
Net Asset Value, End of Period	$31.33	$28.07
Total Return[3]	11.67%	14.55%
Ratios to Average Net Assets:
Net expenses[4]	0.39%	0.39%[5]
Net investment income	0.09%	0.21%[5]
Expense waiver/reimbursement[6]	0.11%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$399,964	$11,790
Portfolio turnover[7]	68%	21%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investment in securities, at value (identified cost $383,155,488)	$398,070,079
Cash	1,882,230
Income receivable	132,121
Total Assets	400,084,430
Liabilities:
Payable for investment adviser fee (Note 5)	$71,651
Payable for share registration costs	48,809
TOTAL LIABILITIES	120,460
Net assets for 12,765,000 shares outstanding	$399,963,970
Net Assets Consist of:
Paid-in capital	$400,466,750
Total distributable earnings (loss)	(502,780)
NET ASSETS	$399,963,970
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$399,963,970 ÷ 12,765,000 shares outstanding, no par value, unlimited shares authorized	$31.33
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Operations
Year Ended February 28, 2026

Investment Income:
Dividends	$1,242,198
Expenses:
Investment adviser fee (Note 5)	$1,262,376
Share registration costs	48,761
TOTAL EXPENSES	1,311,137
Waiver of investment adviser fee (Note 5)	(293,765)
Net expenses	1,017,372
Net investment income	224,826
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(15,604,552)
Net realized gain on in-kind redemptions	33,110,354
Net change in unrealized depreciation of investments	15,192,821
Net realized and unrealized gain (loss) on investments and in-kind redemptions	32,698,623
Change in net assets resulting from operations	$32,923,449
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

Year Ended February 28	2026	2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$224,826	$6,858
Net realized gain	17,505,802	464,594
Net change in unrealized appreciation/depreciation	15,192,821	(278,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,923,449	193,222
Distribution to Shareholders	(165,086)	(3,938)
Share Transactions:
Proceeds from sale of shares	533,428,478	17,061,683
Cost of shares redeemed	(178,013,234)	(5,460,604)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	355,415,244	11,601,079
Change in net assets	388,173,607	11,790,363
Net Assets:
Beginning of period	11,790,363	—
End of period	$399,963,970	$11,790,363

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Notes to Financial Statements
February 28, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Growth ETF (the “Fund”). The Fund’s investment objective is long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $293,765 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2025 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information
9

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Shares sold	18,240,000	615,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(5,895,004)	(195,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	12,344,996	420,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from wash sale adjustment on securities redeemed in-kind.
For the year ended February 28, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$32,818,000	$(32,818,000)
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2026 and 2025, was as follows:
	2026	2025[1]
Ordinary income	$165,086	$3,938

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
As of February 28, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$62,660
Net unrealized appreciation	$13,482,607
Capital loss carryforwards	$(14,048,047)
TOTAL	$(502,780)
Annual Financial Statements and Additional Information
10

At February 28, 2026, the cost of investments for federal tax purposes was $384,587,472. The net unrealized appreciation of investments for federal tax purposes was $13,482,607. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $30,814,646 and unrealized depreciation from investments for those securities having an excess of cost over value of $17,332,039. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for wash sales.
As of February 28, 2026, the Fund had a capital loss carryforward of $14,048,047 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,044,919	$3,128	$14,048,047
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.49% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2026, the Adviser voluntarily waived $293,765 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.39% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the year ended February 28, 2026, were as follows:
Purchases	$172,298,364
Sales	$175,983,648
Additionally, there were purchases and sales of $530,579,570 and $173,249,357, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
Annual Financial Statements and Additional Information
11

7. CONCENTRATION AND CREDIT RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the year ended February 28, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 28, 2026, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the fiscal year ended February 28, 2026, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
12

Report of Independent Registered Public Accounting Firm
TO the SHAREHOLDERS OF FEDERATED HERMES MDT LARGE CAP GROWTH ETF AND THE BOARD OF TRUSTEES OF FEDERATED HERMES ETF TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Growth ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from July 31, 2024 (commencement of operations) to February 28, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 31, 2024 to February 28, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and for the period from July 31, 2024 to February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
April 23, 2026
Annual Financial Statements and Additional Information
13

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Growth ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information
14

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
15

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Growth Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Growth Fund”). The Board also considered information comparing the MDT Large Cap Growth Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Annual Financial Statements and Additional Information
16

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Growth Fund. The Board also reviewed information about differences between the MDT Large Cap Growth Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Annual Financial Statements and Additional Information
17

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
18

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Growth ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L800
Q456870 (4/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
February 28, 2026

NYSE Arca | FLCV

Federated Hermes MDT Large Cap Value ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—6.9%
10,563		Alphabet, Inc., Class A	$ 3,293,121
15,312		AT&T, Inc.	428,889
11,882		Fox Corp.	669,432
9,984		Verizon Communications, Inc.	500,598
		TOTAL	4,892,040
		Consumer Discretionary—7.1%
22,520		Advance Auto Parts, Inc.	1,197,388
2,010	[1]	Amazon.com, Inc.	422,100
64		Booking Holdings, Inc.	271,318
8,842	[1]	Capri Holdings Ltd.	181,350
4,355		eBay, Inc.	395,695
2,904	[1]	Five Below, Inc.	649,131
6,922		General Motors Co.	544,831
4,613	[1]	Lululemon Athletica, Inc.	854,189
260		McDonald’s Corp.	88,676
733		TJX Cos., Inc.	118,497
506	[1]	Ulta Beauty, Inc.	346,504
		TOTAL	5,069,679
		Consumer Staples—6.8%
2,406		Altria Group, Inc.	166,110
1,474		General Mills, Inc.	66,669
6,171		Kimberly-Clark Corp.	687,696
8,005		Kroger Co.	546,261
11,489	[1]	Maplebear, Inc.	430,953
3,188		Molson Coors Beverage Company, Class B	156,180
2,581		PepsiCo, Inc.	438,099
5,464		Philip Morris International, Inc.	1,020,839
10,069		WalMart, Inc.	1,288,329
		TOTAL	4,801,136
		Energy—5.5%
4,396		Cheniere Energy, Inc.	1,036,269
6,760		Devon Energy Corp.	294,263
957		DT Midstream, Inc.	132,870
9,270		EOG Resources, Inc.	1,150,222
753		Exxon Mobil Corp.	114,832
3,036		Marathon Petroleum Corp.	601,766
2,045		Phillips 66	315,605
2,927		TechnipFMC PLC	194,089
1,356		Williams Cos., Inc.	101,320
		TOTAL	3,941,236
		Financials—20.6%
2,702		Ameriprise Financial, Inc.	1,270,264
9,313		Bank of New York Mellon Corp.	1,109,178
494	[1]	Berkshire Hathaway, Inc., Class B	249,445
4,206		Charles Schwab Corp.	400,411
6,113		Fidelity National Financial, Inc.	323,256
29,746	[1]	Fiserv, Inc.	1,852,879
8,956		Interactive Brokers Group, Inc., Class A	637,578
3,297		JPMorgan Chase & Co.	990,089
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
4,816		Morgan Stanley	$ 801,912
5,626		Northern Trust Corp.	805,024
42		PayPal Holdings, Inc.	1,941
4,053		Popular, Inc.	548,614
1,165		Principal Financial Group, Inc.	111,164
1,002		Progressive Corp., OH	214,087
12,075		Prudential Financial, Inc.	1,187,939
9,776		State Street Corp.	1,257,389
1,854		Synchrony Financial	128,130
5,608		The Hartford Insurance Group, Inc.	789,775
6,352		The Travelers Cos., Inc.	1,960,481
		TOTAL	14,639,556
		Health Care—13.0%
5,490		AbbVie, Inc.	1,274,119
3,140	[1]	Align Technology, Inc.	596,914
1,113		Amgen, Inc.	432,022
1,064	[1]	Biogen, Inc.	204,096
2,186		Cardinal Health, Inc.	501,097
11,420		Dentsply Sirona, Inc.	167,646
31,610	[1]	Elanco Animal Health, Inc.	834,504
1,853		Gilead Sciences, Inc.	276,004
1,546		Humana, Inc.	294,575
6,451	[1]	Illumina, Inc.	867,401
4,269	[1]	Incyte Genomics, Inc.	432,322
1,125		Johnson & Johnson	279,484
2,340	[1]	Moderna, Inc.	125,354
1,117		Regeneron Pharmaceuticals, Inc.	873,125
1,097		Teleflex, Inc.	133,900
5,872		UnitedHealth Group, Inc.	1,722,081
1,191	[1]	Veeva Systems, Inc.	216,774
		TOTAL	9,231,418
		Industrials—14.8%
7,517		Allison Transmission Holdings, Inc.	941,880
1,541		Eaton Corp. PLC	579,293
1,965		Emerson Electric Co.	296,224
331		GE Aerospace	113,288
1,103		GE Vernova, Inc.	963,581
1,511	[1]	Generac Holdings, Inc.	340,534
2,510		General Dynamics Corp.	896,195
2,424		Johnson Controls International PLC	349,783
1,278		Lockheed Martin Corp.	841,026
5,316		Manpower, Inc.	148,689
607		Northrop Grumman Corp.	439,699
2,423		Otis Worldwide Corp.	224,273
4		Paycom Software, Inc.	503
8,369		Southwest Airlines Co.	412,257
2,619	[1]	SPX Technologies, Inc.	594,356
1,436		Trane Technologies PLC	663,891
521		TransDigm, Inc.	678,754
1,611		Union Pacific Corp.	426,883
2,362	[1]	United Airlines Holdings, Inc.	251,081
12,154		Veralto Corp.	1,184,164
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
722		Waste Management, Inc.	$ 173,886
		TOTAL	10,520,240
		Information Technology—12.6%
6,737		Accenture PLC	1,406,147
1,554		Analog Devices, Inc.	552,898
11,332		Cisco Systems, Inc.	900,441
7,239	[1]	DXC Technology Co.	91,139
870	[1]	Fortinet, Inc.	68,756
2,483	[1]	GoDaddy, Inc.	216,418
21,667		Hewlett Packard Enterprise Co.	465,190
2,234		IBM Corp.	536,629
7,592	[1]	Kyndryl Holdings, Inc.	93,609
2,246		Micron Technology, Inc.	926,183
1,735		NetApp, Inc.	171,817
4,231		Qualcomm, Inc.	602,325
8,472		Salesforce, Inc.	1,650,261
4,701		Skyworks Solutions, Inc.	280,086
2,354		TD SYNNEX Corp.	369,131
759		Teradyne, Inc.	242,903
217	[1]	Tyler Technologies, Inc.	76,968
386		Western Digital Corp.	107,964
2,833	[1]	Zoom Communications, Inc.	209,472
		TOTAL	8,968,337
		Materials—4.5%
5,509		Alcoa Corp.	341,999
22,399		Celanese Corp.	1,118,606
5,882		FMC Corp.	86,701
8,196		Newmont Corp.	1,065,480
4,917		PPG Industries, Inc.	606,118
		TOTAL	3,218,904
		Real Estate—2.9%
1,653	[1]	CBRE Group, Inc.	244,082
4,694		Gaming and Leisure Properties, Inc.	229,584
15,918		Kilroy Realty Corp.	474,675
3,043		SBA Communications, Corp.	612,130
9,038		SL Green Realty Corp.	333,050
479		Welltower, Inc.	99,210
1,313		WP Carey, Inc.	98,015
		TOTAL	2,090,746
		Utilities—4.8%
1,268		American Electric Power Co., Inc.	169,684
5,280		Consolidated Edison Co.	594,106
7,738		Duke Energy Corp.	1,012,517
4,230		Edison International	316,150
27,420		Exelon Corp.	1,356,467
		TOTAL	3,448,924
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $64,745,852)[2]	70,822,216
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	337,112
		NET ASSETS—100%	$71,159,328
Annual Financial Statements and Additional Information
3

1	Non-income-producing security.
2	The cost of investments for federal tax purposes amounts to $64,871,252.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$28.49	$25.42
Income From Investment Operations:
Net investment income[2]	0.46	0.27
Net realized and unrealized gain (loss)	4.03	2.87
Total from Investment Operations	4.49	3.14
Less Distributions:
Distributions from net investment income	(0.26)	(0.07)
Net Asset Value, End of Period	$32.72	$28.49
Total Return[3]	15.80%	12.35%
Ratios to Average Net Assets:
Net expenses[4]	0.32%	0.32%[5]
Net investment income	1.52%	1.65%[5]
Expense waiver/reimbursement[6]	0.11%	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,159	$25,214
Portfolio turnover[7]	68%	28%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investment in securities, at value (identified cost $64,745,852)	$70,822,216
Cash	289,170
Income receivable	65,595
Total Assets	71,176,981
Liabilities:
Payable for investment adviser fee (Note 5)	$12,460
Payable for share registration costs	5,193
TOTAL LIABILITIES	17,653
Net assets for 2,175,000 shares outstanding	$71,159,328
Net Assets Consist of:
Paid-in capital	$68,937,961
Total distributable earnings (loss)	2,221,367
NET ASSETS	$71,159,328
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$71,159,328 ÷ 2,175,000 shares outstanding, no par value, unlimited shares authorized	$32.72
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Operations
Year Ended February 28, 2026

Investment Income:
Dividends (net of foreign taxes withheld of $1,172)	$836,720
Expenses:
Investment adviser fee (Note 5)	$190,728
Share registration costs	5,290
TOTAL EXPENSES	196,018
Waiver of investment adviser fee (Note 5)	(48,476)
Net expenses	147,542
Net investment income	689,178
Realized and Unrealized Gain (Loss) on Investments, In-Kind Redemptions and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(3,807,931)
Net realized gain on in-kind redemptions	6,119,681
Net change in unrealized appreciation of investments	5,436,762
Net realized and unrealized gain (loss) on investments, in-kind redemptions and foreign currency transactions	7,748,512
Change in net assets resulting from operations	$8,437,690
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

Year Ended February 28	2026	2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$689,178	$86,273
Net realized gain	2,311,750	359,610
Net change in unrealized appreciation/depreciation	5,436,762	639,602
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,437,690	1,085,485
Distribution to Shareholders	(577,800)	(35,802)
Share Transactions:
Proceeds from sale of shares	72,859,889	31,217,426
Cost of shares redeemed	(34,774,624)	(7,052,936)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,085,265	24,164,490
Change in net assets	45,945,155	25,214,173
Net Assets:
Beginning of period	25,214,173	—
End of period	$71,159,328	$25,214,173

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Notes to Financial Statements
February 28, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Value ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information
9

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $48,476 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Financial Statements and Additional Information
10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Shares sold	2,445,000	1,140,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,155,004)	(255,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,289,996	885,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from a net operating loss and wash sale and real estate investment trust adjustments on securities redeemed in-kind.
For the year ended February 28, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$6,004,430	$(6,004,430)
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended February 28, 2026 and the period ended February 28, 2025, was as follows:
	2026	2025
Ordinary income	$577,800	$35,802
As of February 28, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$161,825
Net unrealized appreciation	$5,950,964
Capital loss carryforwards	$(3,891,422)
TOTAL	$2,221,367
At February 28, 2026, the cost of investments for federal tax purposes was $64,871,252. The net unrealized appreciation of investments for federal tax purposes was $5,950,964. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,964,193 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,013,229. The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information
11

As of February 28, 2026, the Fund had a capital loss carryforward of $3,891,422 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,772,021	$119,401	$3,891,422
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.42% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2026, the Adviser voluntarily waived $48,476 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the year ended February 28, 2026, were as follows:
Purchases	$30,832,568
Sales	$33,662,684
Additionally, there were purchases and sales of $72,482,883 and $31,639,915, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
Annual Financial Statements and Additional Information
12

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the year ended February 28, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended February 28, 2026, 98.3% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 28, 2026, 98.9% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
13

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS OF FEDERATED HERMES MDT LARGE CAP VALUE ETF AND the BOARD OF TRUSTEES OF FEDERATED HERMES ETF TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Value ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from July 31, 2024 (commencement of operations) to February 28, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 31, 2024 to February 28, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from July 31, 2024 to February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
April 23, 2026
Annual Financial Statements and Additional Information
14

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Value ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information
15

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
16

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Large Cap Value Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Large Cap Value Fund”). The Board also considered information comparing the MDT Large Cap Value Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Annual Financial Statements and Additional Information
17

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Large Cap Value Fund. The Board also reviewed information about differences between the MDT Large Cap Value Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Annual Financial Statements and Additional Information
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In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
19

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Value ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L701
Q456855 (4/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
February 28, 2026

NYSE Arca | FSCC

Federated Hermes MDT Small Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2026
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—1.9%
17,885	[1]	AMC Networks, Inc.	$ 146,120
53,795	[1]	Bumble, Inc.	163,537
1,326		Cable One, Inc.	127,230
89,318	[1]	Lumen Technologies, Inc.	635,051
12,660	[1]	QuinStreet, Inc.	148,375
13,981	[1]	Sphere Entertainment Co.	1,663,879
		TOTAL	2,884,192
		Consumer Discretionary—8.3%
20,590	[1]	Adient PLC	500,749
14,833		Advance Auto Parts, Inc.	788,671
9,405	[1]	American Public Education, Inc.	430,937
63,844	[1]	Bed Bath & Beyond, Inc.	340,289
98,100		Bloomin Brands, Inc.	600,372
6,652		Caleres, Inc.	79,092
38,107	[1]	Capri Holdings Ltd.	781,575
102,406	[1]	Chegg, Inc.	67,311
53,887	[1]	Coursera, Inc.	345,416
12,016	[1]	Driven Brands Holdings, Inc.	132,176
77,551	[1]	EVgo, Inc.	212,490
3,139	[1]	Frontdoor, Inc.	215,241
34,588		Garrett Motion, Inc.	704,212
38,400	[1]	Helen of Troy Ltd.	677,376
27,735		Kohl’s Corp.	454,022
252,969		Krispy Kreme, Inc.	948,634
43,062	[1]	National Vision Holdings, Inc.	1,161,382
48,589	[1]	PetMed Express, Inc.	133,134
8,511		Polaris, Inc., Class A	516,958
12,102	[1]	Revolve Group, Inc.	304,486
8,112	[1]	Rush Street Interactive, Inc.	160,212
85,580	[1]	Stoneridge, Inc.	675,226
32,270		Super Group SGHC Ltd.	345,289
155,690	[1]	Sweetgreen, Inc.	864,079
45,690	[1]	ThredUp, Inc.	222,967
10,616	[1]	Victoria’s Secret & Co.	665,623
24,427		Wolverine World Wide, Inc.	431,625
		TOTAL	12,759,544
		Consumer Staples—1.3%
72,205	[1]	Hain Celestial Group, Inc.	57,721
20,790	[1]	Medifast, Inc.	218,919
68,047		MGP Ingredients, Inc.	1,292,893
800		Turning Point Brands, Inc.	109,592
3,393	[1]	United Natural Foods, Inc.	129,646
3,430	[1]	Vita Coco Co., Inc./The	199,146
		TOTAL	2,007,917
		Energy—4.9%
11,338		Archrock, Inc.	400,571
31,017		Ardmore Shipping Corp.	508,058
35,413	[1]	CNX Resources Corp.	1,479,555
10,510	[1]	CVR Energy, Inc.	253,922
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
18,166		Delek US Holdings, Inc.	$ 692,306
34,928	[1]	DMC Global, Inc.	205,726
6,463		Excelerate Energy, Inc.	260,136
8,852		Magnolia Oil & Gas Corp.	246,263
3,199	[1]	Nabors Industries Ltd.	249,906
8,385		Northern Oil and Gas, Inc.	231,342
21,811	[1]	Oil States International, Inc.	285,506
2,040		PBF Energy, Inc.	72,624
19,905		Peabody Energy Corp.	627,804
91,926	[1]	Talos Energy, Inc.	1,126,093
9,330	[1]	Tidewater, Inc.	740,989
7,342		World Kinect Corp.	183,183
		TOTAL	7,563,984
		Financials—17.4%
17,214		Acadian Asset Management, Inc.	927,146
23,926		Amalgamated Financial Corp.	920,912
29,063		Artisan Partners Asset Management, Inc.	1,170,658
5,330		Banco Latinoamericano de Comercio Exterior SA, Class E	266,660
39,013		BankUnited, Inc.	1,821,907
1,455		Bread Financial Holdings, Inc.	103,101
108,447		BrightSpire Capital, Inc.	630,077
36,764		Byline Bancorp, Inc.	1,147,037
4,770		Capital Bancorp, Inc.	140,286
34,183		CNO Financial Group, Inc.	1,429,191
7,361	[1]	Customers Bancorp, Inc.	496,426
27,628		FB Financial Corp.	1,510,975
10,982		First Business Financial Services, Inc.	600,166
23,392		Fulton Financial Corp.	478,366
44,301	[1]	Hamilton Insurance Group Ltd.	1,399,469
3,043		Hancock Whitney Corp.	200,260
2,132		HCI Group, Inc.	376,127
5,901		Hometrust Bancshares, Inc.	248,668
18,008		Jackson Financial, Inc.	1,971,516
5,857	[1]	Lemonade, Inc.	303,041
39,609	[1]	LendingClub Corp.	590,570
9,771	[1]	LendingTree, Inc.	365,142
5,471		Mercantile Bank Corp.	282,632
7,076		Mercury General Corp.	640,944
5,579	[1]	NCR Atleos Corp.	247,038
17,629		OFG Bancorp	706,570
4,995	[1]	Palomar Holdings, Inc.	617,932
24,930	[1]	Payoneer Global, Inc.	107,698
5,102		Peapack-Gladstone Financial Corp.	170,866
1,351		Preferred Bank Los Angeles, CA	118,510
1,760		RLI Corp.	109,683
2,467	[1]	Root, Inc.	127,988
1,379		ServisFirst Bancshares, Inc.	111,713
8,029		Sierra Bancorp	288,883
31,670	[1]	Siriuspoint Ltd.	669,504
27,131	[1]	Skyward Specialty Insurance Group, Inc.	1,260,778
18,388	[1]	StoneCo Ltd.	308,918
7,592	[1]	Texas Capital Bancshares, Inc.	723,518
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
15,891		The Bank of NT Butterfield & Son Ltd.	$ 806,468
28,142		Trustmark Corp.	1,198,568
3,857		UMB Financial Corp.	446,949
2,619		Universal Insurance Holdings, Inc.	92,110
5,887		Victory Capital Holdings, Inc.	407,263
11,331		Western New England Bancorp, Inc.	145,603
		TOTAL	26,687,837
		Health Care—18.0%
39,209	[1]	4D Molecular Therapeutics, Inc.	378,759
15,758	[1]	Alignment Healthcare, Inc.	302,869
17,496	[1]	AMN Healthcare Services, Inc.	340,822
5,223	[1]	Amphastar Pharmaceuticals, Inc.	105,661
30,048	[1]	Amylyx Pharmaceuticals, Inc.	455,828
10,301	[1]	Apogee Therapeutics, Inc.	721,070
104,856	[1]	Aquestive Therapeutics, Inc.	419,424
44,616	[1]	Arcutis Biotherapeutics, Inc.	1,203,294
53,908	[1]	Arvinas, Inc.	715,359
4,253	[1]	Axsome Therapeutics, Inc.	697,024
1,927	[1]	Azenta, Inc.	51,990
25,728	[1]	BioCryst Pharmaceuticals, Inc.	225,120
17,994	[1]	Bridgebio Pharma, Inc.	1,196,241
38,730	[1]	BrightSpring Health Services, Inc.	1,604,584
26,574	[1]	Catalyst Pharmaceutical Partners, Inc.	613,328
1,647	[1]	Celcuity, Inc.	183,986
1,339	[1]	Cytokinetics, Inc.	83,313
29,643	[1]	Emergent BioSolutions, Inc.	241,590
19,148	[1]	EyePoint, Inc.	336,239
12,415	[1]	Guardant Health, Inc.	1,165,768
2,085	[1]	Haemonetics Corp.	132,022
13,310	[1]	Halozyme Therapeutics, Inc.	925,444
16,696	[1]	Harmony Biosciences Holdings, Inc.	476,504
52,659	[1]	ImmunityBio, Inc.	515,005
35,207	[1]	Indivior Pharmaceuticals, Inc.	1,151,973
39,436	[1]	Inogen, Inc.	240,560
998	[1]	Insmed, Inc.	149,031
3,870	[1]	IRhythm Holdings, Inc.	517,613
6,254	[1]	Janux Therapeutics, Inc.	85,117
13,634	[1]	Keros Therapeutics, Inc.	193,466
1,134	[1]	Krystal Biotech, Inc.	312,576
2,060	[1]	Lantheus Holdings, Inc.	154,315
35,561	[1]	Larimar Therapeutics, Inc.	188,829
3,860		LeMaitre Vascular, Inc.	417,575
24,273	[1]	Liquidia Corp.	752,948
757	[1]	Madrigal Pharmaceuticals, Inc.	327,024
21,722	[1]	Mirum Pharmaceuticals, Inc.	2,004,723
150,011	[1]	Myriad Genetics, Inc.	691,551
63,132	[1]	Neogen Corp.	708,972
8,662	[1]	Omnicell, Inc.	356,008
4,765	[1]	Pediatrix Medical Group, Inc.	94,585
3,094		Phibro Animal Health Corp.	168,901
81,365	[1]	Prothena Corp. PLC	705,435
7,296	[1]	PTC Therapeutics, Inc.	497,514
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
10,949	[1]	Replimune Group, Inc.	$ 83,760
5,882	[1]	Rhythm Pharmaceuticals, Inc.	545,438
7,604	[1]	Septerna, Inc.	220,668
7,521		Siga Technologies, Inc.	48,661
3,816	[1]	Supernus Pharmaceuticals, Inc.	208,850
34,495	[1]	Tactile Systems Technology, Inc.	1,010,359
48,178	[1]	Teladoc Health, Inc.	253,416
5,238	[1]	Travere Therapeutics, Inc.	156,040
20,912	[1]	TruBridge, Inc.	403,392
30,688	[1]	Vanda Pharmaceuticals, Inc.	273,430
9,071	[1]	Varex Imaging Corp.	119,465
1,066	[1]	Vaxcyte, Inc.	65,815
23,382	[1]	Viridian Therapeutics, Inc.	686,963
6,793	[1]	Zenas Biopharma, Inc.	178,996
45,899	[1]	Zentalis Pharmaceuticals, Inc.	109,699
24,578	[1]	Zevra Therapeutics, Inc.	219,482
9,623	[1]	Zymeworks, Inc.	224,120
		TOTAL	27,618,514
		Industrials—18.8%
13,618	[1]	Allegiant Travel Co.	1,391,079
8,064		Apogee Enterprises, Inc.	321,108
12,511	[1]	Array Technologies, Inc.	94,833
7,128		Atkore, Inc.	461,253
7,546		Atmus Filtration Technologies, Inc.	486,943
11,192	[1]	Bloom Energy Corp.	1,742,259
13,007	[1]	Blue Bird Corp.	757,918
33,440	[1]	BrightView Holdings, Inc.	461,138
359		Comfort Systems USA, Inc.	513,144
13,205	[1]	CoreCivic, Inc.	233,464
16,459		Costamare, Inc.	289,185
1,867		Emcor Group, Inc.	1,352,866
1,188		EnerSys, Inc.	197,386
20,728	[1]	Eos Energy Enterprises, Inc.	118,046
8,416	[1]	Fluence Energy, Inc.	130,785
28,831	[1]	Fluor Corp.	1,508,150
19,784	[1]	Forrester Research, Inc.	118,308
34,759	[1]	Fuelcell Energy, Inc.	282,938
6,309		Granite Construction, Inc.	848,308
6,390		Griffon Corp.	544,684
8,657	[1]	Hurco Co., Inc.	153,315
3,411	[1]	Huron Consulting Group, Inc.	482,315
7,287		Hyster-Yale, Inc.	268,380
4,149		ICF International, Inc.	344,906
13,259		Insperity, Inc.	294,482
118,614	[1]	JELD-WEN Holding, Inc.	232,483
1,165		Kennametal, Inc.	46,926
4,190	[1]	Kratos Defense & Security Solutions	361,094
7,778	[1]	Legence Corp.	451,513
17,728		Leonardo DRS, Inc.	769,218
20,022	[1]	Manitowoc, Inc.	295,325
56,889		Mueller Water Products, Inc.	1,702,688
11,111	[1]	NextPower, Inc.	1,167,766
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
28,154		Pitney Bowes, Inc.	$ 302,092
18,827	[1]	Planet Labs PBC	454,484
3,484		Powell Industries, Inc.	1,824,222
16,979		Primoris Services Corp.	2,559,075
27,664	[1]	Shoals Technologies Group, Inc.	164,048
11,805	[1]	SkyWest, Inc.	1,228,664
1,382	[1]	Sterling Infrastructure, Inc.	591,676
2,014		Tennant Co.	122,914
12,185		TriNet Group, Inc.	464,005
18,098	[1]	TrueBlue, Inc.	76,555
191,085	[1]	TTEC Holdings, Inc.	477,713
8,518	[1]	V2X, Inc.	594,131
36,917		Wabash National Corp.	374,708
3,085		Watts Industries, Inc., Class A	1,014,163
4,182		Zurn Elkay Water Solutions Corp.	213,198
		TOTAL	28,885,854
		Information Technology—15.0%
42,818	[1]	Adtran Holdings, Inc.	436,744
3,280		Advanced Energy Industries, Inc.	1,100,669
7,692	[1]	Alarm.com Holdings, Inc.	368,062
17,376	[1]	Applied Digital Corp.	473,843
17,313	[1]	Arteris, Inc.	294,148
27,912	[1]	Asana, Inc.	198,175
16,863	[1]	ASGN, Inc.	723,423
43,535	[1]	AvePoint, Inc.	469,307
11,627	[1]	Axcelis Technologies, Inc.	960,506
8,719	[1]	Blackline, Inc.	307,345
6,591	[1]	Braze, Inc.	125,163
23,503	[1]	C3.AI, Inc.	186,849
9,300	[1]	Calix, Inc.	481,461
53,254	[1]	Cerence, Inc.	421,239
33,641	[1]	Cipher Digital, Inc.	524,800
9,338		Clear Secure, Inc.	454,200
4,860	[1]	Cohu, Inc.	146,772
22,328	[1]	Corsair Gaming, Inc.	122,581
6,671	[1]	Credo Technology Group Holding Ltd.	748,953
34,489	[1]	Evolv Technologies Holdings, Inc.	182,792
35,720	[1]	Extreme Networks, Inc.	499,366
563	[1]	Fabrinet	307,190
8,091	[1]	Five9, Inc.	141,107
5,969	[1]	FormFactor, Inc.	590,215
40,757	[1]	Freshworks, Inc.	318,720
14,213	[1]	Grid Dynamics Holdings, Inc.	95,938
8,782		Hackett Group, Inc.	119,962
3,464	[1]	Hut 8 Mining Corp.	184,389
21,272	[1]	Intapp, Inc.	477,131
629		InterDigital, Inc.	230,547
2,399	[1]	LiveRamp Holdings, Inc.	65,181
23,488	[1]	MaxLinear, Inc.	409,396
124,554		Methode Electronics, Inc., Class A	1,053,727
8,379		Napco Security Technologies, Inc.	390,545
11,941	[1]	Navitas Semiconductor Corp.	107,469
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,923	[1]	NetScout Systems, Inc.	$ 289,851
14,675	[1]	nLight, Inc.	824,588
29,962	[1]	Pagaya Technologies Ltd.	335,275
10,889	[1]	Pagerduty, Inc.	76,876
28,054	[1]	Par Technology Corp.	459,805
9,931		Power Integrations, Inc.	475,893
12,600	[1]	Powerfleet, Inc.	44,982
3,281	[1]	Q2 Holdings, Inc.	157,882
6,580	[1]	Qualys, Inc.	608,453
10,763	[1]	Rigetti Computing, Inc.	187,491
284	[1]	SkyWater Technology, Inc.	8,367
100,018	[1]	Sprinklr, Inc.	582,105
36,062	[1]	Sprout Social, Inc.	232,600
30,634	[1]	SPS Commerce, Inc.	1,731,127
33,671	[1]	Tenable Holdings, Inc.	647,493
7,667	[1]	Ultra Clean Holdings, Inc.	465,233
79,947	[1]	Unisys Corp.	194,271
18,246	[1]	Vertex, Inc.	264,202
15,014	[1]	Viant Technology, Inc.	152,092
20,136	[1]	ViaSat, Inc.	921,826
4,656	[1]	Viavi Solutions, Inc.	138,330
9,473	[1]	Vistance Networks, Inc.	166,441
59,817	[1]	Weave Communications, Inc.	301,478
1,664	[1]	Workiva, Inc.	102,469
		TOTAL	23,087,045
		Materials—4.0%
41,266	[1]	Aspen Aerogels, Inc.	128,750
7,578	[1]	Clearwater Paper Corp.	113,594
37,069	[1]	Coeur Mining, Inc.	1,006,423
13,806		Commercial Metals Corp.	1,011,980
20,012	[1]	Compass Minerals International, Inc.	504,302
12,585	[1]	Contango ORE, Inc.	378,431
2,977		Koppers Holdings, Inc.	112,531
20,041		Mativ Holdings, Inc.	217,244
22,016	[1]	Perimeter Solutions, Inc.	516,936
5,164	[1]	Ramaco Resources, Inc.	78,183
47,380	[1]	SSR Mining, Inc.	1,525,162
62,198		SunCoke Energy, Inc.	354,529
1,410		Warrior Met Coal, Inc.	117,368
		TOTAL	6,065,433
		Real Estate—6.5%
76,747		American Healthcare REIT, Inc.	4,009,263
110,605		Brandywine Realty Trust	352,830
67,044	[1]	Cushman & Wakefield Ltd.	899,060
12,441		Essential Properties Realty Trust, Inc.	422,247
68,016		Newmark Group, Inc.	987,592
39,728		Outfront Media, Inc.	1,144,564
57,875		Postal Realty Trust, Inc.	1,199,749
54,418	[1]	Real Brokerage, Inc./The	144,208
25,947		RMR Group, Inc./The	425,012
72		SL Green Realty Corp.	2,653
10,371		Tanger, Inc.	384,349
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
4,861		Whitestone Project	$ 73,839
		TOTAL	10,045,366
		Utilities—3.4%
3,863		Avista Corp.	156,915
32,892		Brookfield Infrastructure Corp.	1,640,653
8,666		California Water Service Group	390,663
744		Chesapeake Utilities Corp.	101,162
3,018		H2O America	162,338
6,455	[1]	Hawaiian Electric Industries, Inc.	99,988
2,284	[1]	Oklo, Inc.	143,778
6,722		ONE Gas, Inc.	587,772
10,865		Otter Tail Corp.	924,611
19,109		Portland General Electric Co.	1,031,122
		TOTAL	5,239,002
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $147,678,055)[2]	152,844,688
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	711,348
		NET ASSETS—100%	$153,556,036
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 28, 2026, were as follows:
Affiliated	Value as of 2/28/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Value as of 2/28/2026	Shares held as of 2/28/2026	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$4,289	$2,000,654	$(221,926)	$(426,756)	$(63,368)	$1,292,893	68,047	$4,676
Health Care:
EyePoint, Inc.	$—	$496,686	$(312,857)	$55,157	$97,253	$336,239	19,148	$—
Industrials:
TTEC Holdings, Inc.	$42,007	$734,830	$(131,868)	$(136,198)	$(31,058)	$477,713	191,085	$—
TOTAL OF AFFILIATED COMPANIES TRANSAC- TIONS	$46,296	$3,232,170	$(666,651)	$(507,797)	$2,827	$2,106,845	278,280	$4,676

1	Non-income-producing security.
2	The cost of investments for federal tax purposes amounts to $148,255,363.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$25.36	$25.39
Income From Investment Operations:
Net investment income[2]	0.21	0.12
Net realized and unrealized gain (loss)	5.63	(0.11)
Total from Investment Operations	5.84	0.01
Less Distributions:
Distributions from net investment income	(0.08)	(0.04)
Net Asset Value, End of Period	$31.12	$25.36
Total Return[3]	23.04%	0.05%
Ratios to Average Net Assets:
Net expenses[4]	0.36%	0.36%[5]
Net investment income	0.72%	0.79%[5]
Expense waiver/reimbursement[6]	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,556	$12,173
Portfolio turnover[7]	74%	37%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investment in securities, at value including $2,106,845 of investment in affiliated holdings* (identified cost $147,678,055, including $2,629,725 of identified cost in affiliated holdings)	$152,844,688
Cash	674,061
Income receivable	77,577
Receivable for investments sold	160
Total Assets	153,596,486
Liabilities:
Payable for investment adviser fee (Note 5)	$22,962
Payable for share registration costs	17,488
TOTAL LIABILITIES	40,450
Net assets for 4,935,000 shares outstanding	$153,556,036
Net Assets Consist of:
Paid-in capital	$155,301,137
Total distributable earnings (loss)	(1,745,101)
NET ASSETS	$153,556,036
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$153,556,036 ÷ 4,935,000 shares outstanding, no par value, unlimited shares authorized	$31.12

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended February 28, 2026

Investment Income:
Dividends (including $4,676 received from affiliated holdings* and net of foreign taxes withheld of $4,083)	$494,775
Expenses:
Investment adviser fee (Note 5)	$210,088
Share registration costs	17,439
TOTAL EXPENSES	227,527
Waiver of investment adviser fee (Note 5)	(60,873)
Net expenses	166,654
Net investment income	328,121
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments (including net realized gain of $2,827 on sales of investments in affiliated holdings*)	(6,643,388)
Net realized gain on in-kind redemptions	7,082,850
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(507,797) of investments in affiliated holdings*)	5,571,155
Net realized and unrealized gain (loss) on investments and in-kind redemptions	6,010,617
Change in net assets resulting from operations	$6,338,738

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended February 28	2026	2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$328,121	$30,315
Net realized gain (loss)	439,462	(10,960)
Net change in unrealized appreciation/depreciation	5,571,155	(404,522)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,338,738	(385,167)
Distribution to Shareholders	(200,228)	(18,488)
Share Transactions:
Proceeds from sale of shares	162,896,096	18,094,644
Cost of shares redeemed	(27,651,176)	(5,518,383)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	135,244,920	12,576,261
Change in net assets	141,383,430	12,172,606
Net Assets:
Beginning of period	12,172,606	—
End of period	$153,556,036	$12,172,606

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
February 28, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of the Federated Hermes MDT Small Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $60,873 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2026, tax years 2025 and 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Shares sold	5,415,000	690,004
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(960,004)	(210,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,454,996	480,004

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net realized loss and wash sale adjustment on securities redeemed in-kind.
For the year ended February 28, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$6,956,193	$(6,956,193)
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended February 28, 2026 and the period ended February 28, 2025, was as follows:
	2026	2025
Ordinary income	$200,228	$18,488
As of February 28, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$139,720
Net unrealized appreciation	$4,589,325
Capital loss carryforwards	$(6,474,145)
TOTAL	$(1,745,100)
At February 28, 2026, the cost of investments for federal tax purposes was $148,255,363. The net unrealized appreciation of investments for federal tax purposes was $4,589,325. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $11,934,222 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,344,897. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information

As of February 28, 2026, the Fund had a capital loss carryforward of $6,474,145 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,378,375	$95,770	$6,474,145
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.46% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2026, the Adviser voluntarily waived $60,873 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations, and in-kind transactions, for the year ended February 28, 2026, were as follows:
Purchases	$35,952,342
Sales	$37,889,087
Additionally, there were purchases and sales of $161,899,069 and $25,235,530, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2026, there were no outstanding loans. During the year ended February 28, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended February 28, 2026, 95.5% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. For the year ended February 28, 2026, 4.5% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended February 28, 2026, 99.4% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE Board of Trustees of federated Hermes MDT Small Cap CORE ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Core ETF (the “Fund”) (one of the portfolios constituting Federated Hermes ETF Trust (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statements of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from July 31, 2024 (commencement of operations) through February 28, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes ETF Trust) at February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and the period from July 31, 2024 (commencement of operations) through February 28, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
April 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Core ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with similar strategies to those proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history.
The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Small Cap Core Fund, a mutual fund which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (the “MDT Small Cap Core Fund”). The Board also considered information comparing the MDT Small Cap Core Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the total expense ratios of (i) a category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”), (ii) traditional mutual funds with an institutional share class within the Peer Group (the “Mutual Fund Peer Group”), (iii) actively managed ETFs within the Peer Group (the “Active ETF Peer Group”), and (iv) all ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund were each below the median and average total expense ratio of the Peer Group, the Mutual Fund Peer Group and the Active ETF Peer Group.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions,
Annual Financial Statements and Additional Information

including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the anticipated fees and expenses of the Fund as compared to those of the MDT Small Cap Core Fund. The Board also reviewed information about differences between the MDT Small Cap Core Fund and the Fund. The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes for providing advisory services to other types of non-registered fund clients with investment strategies similar to those proposed for the Fund. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
Annual Financial Statements and Additional Information

In connection with the Board’s governance of other Federated Hermes Fund, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L602
Q456866 (4/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Large Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  April 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2026